Pension and other post-retirement benefits - Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 489,043	$ 727,981
Fair value of plan assets	396,679	578,143
Projected benefit obligation	580,841	833,846
Fair value of plan assets	452,333	627,601
OPEB
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	274,649	288,594
Fair value of plan assets	162,592	148,496
Projected benefit obligation	274,649	288,594
Fair value of plan assets	$ 162,592	$ 148,496